EQUITY (Details Textuals)		1 Months Ended		12 Months Ended
	Aug. 06, 2014	Jul. 31, 2014 shares	Jun. 28, 2013 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Dec. 31, 2015 € / shares shares	Dec. 31, 2014 € / shares shares	Jun. 28, 2013 € / shares shares	Jun. 28, 2013 $ / shares shares
Stockholders Equity Note [Line Items]
Ordinary shares, par or stated value per share (in dollars per share) | € / shares							€ 0.01	€ 0.01
Conversion ratio basis	one-for-one
Ordinary stock, shares, issued							218,847,430	214,554,061
Ordinary stock, shares, outstanding							218,847,430	214,554,061
Stock split effects		Company's Articles were amended to convert all classes of shares into one class of ordinary shares on a one-for-one basis
Stock split ratio		five-for-one stock split
Number of authorized shares after increase		1,012,565,725
Ordinary stock, shares authorized							1,012,565,725	1,012,565,725
Ordinary shares voting rights				The ordinary shares confer upon the holders the right to receive notice to participate and vote in shareholders meetings of the Company and to receive dividend, if and when declared.
Stock purchase price (net of expenses) | $ / shares			$ 6.61
Reduction in net income used to calculate earning per share | $				$ (68,450,000)	$ 30,084,000	$ 226,017,000
Ordinary shares | Class A Ordinary shares
Stockholders Equity Note [Line Items]
Investment transaction						(8,119,760)
Ordinary shares | Class B Ordinary shares
Stockholders Equity Note [Line Items]
Investment transaction						(5,209,615)
Ordinary shares | Class C Ordinary shares
Stockholders Equity Note [Line Items]
Investment transaction						(1,428,305)
Ordinary shares | Class D Ordinary shares
Stockholders Equity Note [Line Items]
Investment transaction						(11,304,580)
Ordinary shares | Class E Ordinary shares
Stockholders Equity Note [Line Items]
Investment transaction						(2,297,735)
Ordinary shares | Class F1 Ordinary shares
Stockholders Equity Note [Line Items]
Ordinary shares, par or stated value per share (in dollars per share) | € / shares									€ 0.01
Ordinary stock, shares authorized									4,297,995	4,297,995
Number of shares agreed to sell and issue			4,297,995
Price per share (in dollars per share) | $ / shares										$ 6.98
Consideration from shares agreed to sell and issue | $			$ 30,000,000
Number of shares acquired			10,028,655
Investment transaction						10,028,655
Conversion of stock shares converted			10,028,655
Ordinary shares | Class F2 Ordinary shares
Stockholders Equity Note [Line Items]
Number of shares acquired			41,547,280
Investment transaction						41,547,280
Conversion of stock shares converted			41,547,280
Ordinary shares (with liquidation preferences)
Stockholders Equity Note [Line Items]
Investment transaction						(23,215,940)
Aggregate number of shares redeemed				43,456,175
Reduction in net income used to calculate earning per share | $				$ 230,000,000
Ordinary shares (with liquidation preferences) | Newco
Stockholders Equity Note [Line Items]
Number of ordinary shares owned									500	500
Ordinary shares (with liquidation preferences) | Class A Ordinary shares | Newco
Stockholders Equity Note [Line Items]
Number of shares acquired			51,575,935